Accumulated Other Comprehensive Income - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Losses on intracompany foreign currency transactions that are of a long-term-investment nature	¥ 536,924	$ 84,255	¥ 1,232,683	¥ 0